PREFERRED LIMITED PARTNERS' EQUITY	12 Months Ended
Dec. 31, 2022
Disclsoure of Preferred Limited Partners Equity [Abstract]
PREFERRED LIMITED PARTNERS' EQUITY	PREFERRED LIMITED PARTNERS’ EQUITY
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)		Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the year ended December 31		Carrying value as at
					2022	2021	December 31, 2022	December 31, 2021
Series 5 (C$72)		—	5.59	April 2018	$—	$3	$—	$49
Series 7 (C$175)		7.00	5.50	January 2026	7	8	128	128
Series 9 (C$200)		—	5.75	July 2021	—	5	—	—
Series 11 (C$250)		—	5.00	April 2022	3	10	—	187
Series 13 (C$250)		10.00	5.00	April 2023	10	10	196	196
Series 15 (C$175)		7.00	5.75	April 2024	8	8	126	126
Series 17 ($200)	0	8.00	5.25	March 2025	11	11	195	195
Series 18 (C$150)		6.00	5.50	April 2027	5	—	115	—
		38.00			$44	$55	$760	$881
In the first quarter of 2022, Brookfield Renewable redeemed all of the outstanding units of Series 5 Preferred Limited Partnership units for C$72 million or C$25.25 per Preferred Limited Partnership Unit.
In the second quarter of 2022, Brookfield Renewable issued 6,000,000 Series 18 Preferred Units at a price of C$25 per unit for gross proceeds of C$150 million. The holders of the Series 18 Preferred Units are entitled to receive a cumulative quarterly fixed distribution yielding 5.5%.
In the second quarter of 2022, Brookfield Renewable redeemed all of the outstanding units of Series 11 Preferred Units for C$250 million or C$25 per Unit.
Distributions paid during the year ended December 31, 2022, totaled $44 million (2021: $55 million and 2020: $52 million).
Class A Preferred LP Units - Normal Course Issuer Bid
In December 2022, the Toronto Stock Exchange accepted notice of Brookfield Renewable's intention to renew the normal course issuer bid in connection with the outstanding Class A Preferred Limited Partnership Units for another year to December 15, 2023, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, Brookfield Renewable is permitted to repurchase up to 10% of the total public float for each respective series of its Class A Preferred Limited Partnership Units. Unitholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. No shares were repurchased during 2022 or 2021.